INCOME TAX - NOLs (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Netherlands
Operating loss carryforwards
Net operating loss carryforwards	₽ 7,757	$ 105.0	₽ 3,501
Operating Loss Carryforwards, Expiration Term	6 years
Benefit related to NOLs to be recorded in additional paid-in capital if and when realized	₽ 402	5.4
Foreign | Russia
Operating loss carryforwards
Net operating loss carryforwards	30,568	413.8
Foreign | Netherlands | Dutch entities of the Group other than Yandex N.V.
Operating loss carryforwards
Net operating loss carryforwards	₽ 7,009	94.9		₽ 4,878
Operating Loss Carryforwards, Expiration Term	6 years
Foreign | Turke, Israel and Switzerland
Operating loss carryforwards
Net operating loss carryforwards	₽ 4,303	$ 58.2	₽ 2,669